Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value on a recurring basis
	December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and Cash Equivalents(1):
Money market funds	$5,868	$5,868	$—	$—
Non-U.S. government and supranational bonds	647	—	647	—
Corporate debt security	1,805	—	1,805	—
	$8,320	$5,868	$2,452	$—
Short-Term Investments:
U.S. treasuries	$3,408	$3,408	$—	$—
Corporate debt security	71,349	—	71,349	—
Asset-backed security and other	2,551	—	2,551	—
Non-U.S. government and supranational bonds	16,387	—	16,387	—
Certificate of Deposit	1,001	—	1,001	—
	$94,696	$3,408	$91,288	$—
Long-Term Investments:
U.S. treasuries	$2,196	$2,196	$—	$—
Corporate debt security	42,457	—	42,457	—
Asset-backed security and other	5,410	—	5,410	—
Non-U.S. government and supranational bonds	3,753	—	3,753	—
Certificate of Deposit	1,000	—	1,000	—
	$54,816	$2,196	$52,620	$—

Financial Liabilities:
Private Placement Warrants	$140	$—	$140	$—
Public Warrants	7,356	7,356	—	—
Contingent Earn-out Shares liability	29,240	—	—	29,240
Total Financial Liabilities	$36,736	$7,356	$140	$29,240

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Financial Liabilities:
Derivative liability on convertible notes	$6,394	$—	$—	$6,394
Legacy Xos Preferred Stock Warrant	1,707	—	—	1,707
Total	$8,101	$—	$—	$8,101

Schedule of fair value of the financial liabilities
	Private Placement Warrants	Public Warrants	Contingent Earn-out Shares Liability	Derivative Liability on Convertible Notes	Legacy Xos Preferred Stock Warrant
Fair value at December 31, 2020	$—	$—	$—	$6,394	$1,707
Release due to extinguishment of convertible notes	—	—	—	(6,394)	—
Release due to warrant exercise	—	—	—	—	(3,136)
Initial recognition upon merger consummation	6,017	11,875	101,744	—	—
Change in fair value during the period	(5,877)	(4,519)	(72,504)	—	1,429
Fair value at December 31, 2021	$140	$7,356	$29,240	$—	$—